Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 7,088,975		$ 2,346,937	$ 772,795
Adjustments in respect of current income tax of prior periods	(150,260)		(1,140,060)	(1,033,780)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	407,280		49,035	465,530
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	723,270		683,080	231,971
Adjustment of prior year's deferred income tax	(130,841)		(246,173)	121,189
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(20,172)		(1,736)	(327,359)
Income tax expense recorded in profit or loss	7,918,252	$ 285,445	1,691,083	230,346
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	39,495		38,516	(21,281)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(360,061)		(134,887)	(394,695)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(96,510)		(115,048)	(41,643)
Income tax related to items that will not be reclassified subsequently to profit or loss	(417,076)	(15,035)	(211,419)	(457,619)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	23,175		38,541	14,949
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	6,763		7,372	(8,843)
Income tax related to items that may be reclassified subsequently to profit or loss	29,938	$ 1,079	45,913	6,106
Deferred income tax recognized directly to equity
Disposal of parent company's stock by subsidiary recognized as treasury stock transactions	(203)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	22		(91)	(532)
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument			3,691	(45)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss				(514)
Income tax charged directly to equity	$ (181)		$ 3,600	$ (1,091)